PGIM S&P 500 Buffer 20 ETF - December
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 102.8%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $168,594)(wb)	168,594	$168,594
Options Purchased*~ 101.7%
(cost $15,144,600)		15,219,391

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.8% (cost $15,313,194)		15,387,985
Options Written*~ (2.8)%
(premiums received $485,140)		(419,691)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $14,828,054)		14,968,294
Liabilities in excess of other assets(z) (0.0)%		(4,615)

Net Assets 100.0%		$14,963,679

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$6.03		246		25	$14,596,767
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55		246		25	622,624
Total Options Purchased (cost $15,144,600)								$15,219,391

PGIM S&P 500 Buffer 20 ETF - December
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$668.71		246		25	$(254,059)
SPDR S&P 500 ETF Trust	Put	11/28/25	$482.04		246		25	(165,632)
Total Options Written (premiums received $485,140)							$(419,691)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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